Loss on impairment of assets held for sale	12 Months Ended
Dec. 31, 2021
Loss on impairment of assets held for sale
Loss on impairment of assets held for sale

(17) Loss on impairment of assets held for sale

As disclosed in note (7), the Dornier Production Line and the trial production line were classified as assets held for sale. The loss on impairment of assets held for sale is in the table below:

	December 31, 2021		December 31, 2020	December 31, 2019
	RMB	US$	RMB	RMB
Loss on impairment of assets held for sale	0	0	37,951	—
	0	0	37,951	—